May 19, 2020

Boston Common ESG Impact International Fund BCAIX
Boston Common ESG Impact U.S. Equity Fund BCAMX

Supplement dated May 19, 2020 to the
Statutory Prospectus dated January 31, 2020

1.	The relevant information under the sections entitled “Summary Section – Principal Investment Risks” on pages 5 and 11, of the Funds’ Statutory Prospectus are deleted and replaced with the following:

Please retain this supplement for your reference.
Boston Common ESG Impact International Fund
Boston Common ESG Impact International Fund
Principal Investment Risks
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the U.S. Equity Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally, liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Boston Common ESG Impact U.S. Equity Fund
Boston Common ESG Impact U.S. Equity Fund
Principal Investment Risks
Market and Regulatory Risk: Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the U.S. Equity Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally, liquid investments may experience periods of diminished liquidity. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.